Principal accountant fees and services (Tables)	12 Months Ended
Dec. 31, 2017
Principal accountant fees and services
Schedule of fees of the auditor

Fees
in € THOUS
	Consolidated group	thereof Germany	Consolidated group	thereof Germany	Consolidated group	thereof Germany
	2017		2016		2015
Audit fees	8,629	1,232	7,896	1,060	7,831	1,052
Audit-related fees	59	18	53	42	101	17
Tax fees	830	169	164	—	198	—
Other fees	716	110	4,703	4,689	5,066	5,063